Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]
The components of cash and cash equivalents were as follows:

	December 31,
(In thousands of U.S. dollars)	2013	2014

Morgan Stanley	$0	$7,784
HSBC	3,657	16,480
Credit Agricole	48	13,529
Commerce Bank	2,898	1,916
Other	33	51
Total cash and cash equivalents	$6,636	$39,760